Commitments and Contingencies (Schedule of Fixed Non Cancelable Time Charter Contracts) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
Year 1	$ 142,842
Year 2	7,931
Total	$ 150,773